Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2022
Intangible Assets [Abstract]
Amortization of intangible assets	$ 4,110	$ 5	$ 10	$ 11